INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Gross carrying amounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	$ 47,954,596	$ 41,515,106
As of the end of period	49,908,325	47,954,596	$ 41,515,106
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	288,920	188,280
As of the end of period	269,538	288,920	188,280
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	1,835,634	1,149,455
As of the end of period	2,665,074	1,835,634	1,149,455
Equipment and computer software
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	67,105	32,448
As of the end of period	231,676	67,105	32,448
Fixture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	2,967,431	3,679,075
As of the end of period	3,546,919	2,967,431	3,679,075
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	5,125,728	5,449,233
As of the end of period	5,811,960	5,125,728	5,449,233
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	35,674,513	29,746,076
As of the end of period	34,240,384	35,674,513	29,746,076
Buildings in progress
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	1,995,265	1,270,539
As of the end of period	3,142,774	1,995,265	1,270,539
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	63,974,402	54,527,392	57,059,972
Additions	3,458,790	2,805,825	1,646,697
Transfers		2,164,156	(1,237,872)
Additions from business combination		1,952,045
Disposals	(2,111,451)	(1,061,518)	(139,369)
Foreign currency translation	15,328,479	4,805,613	(7,702,857)
Revaluation	(9,128,766)	(1,219,111)	4,900,821
As of the end of period	71,521,454	63,974,402	54,527,392
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	762,825	579,882	629,119
Additions	35,039	66,331	42,658
Additions from business combination		5,491
Disposals		(5,622)
Foreign currency translation	110,140	116,743	(91,895)
As of the end of period	908,004	762,825	579,882
Gross carrying amount | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	3,512,217	2,977,542	3,604,537
Additions	1,113,557	987,101	248,800
Transfers	8,238		(264,069)
Additions from business combination		466,024
Disposals	(233,674)	(1,045,656)	(139,369)
Foreign currency translation	861,641	127,206	(472,357)
As of the end of period	5,261,979	3,512,217	2,977,542
Gross carrying amount | Equipment and computer software
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	592,126	465,679	955,657
Additions	235,216	66,263	27,961
Transfers			(375,242)
Additions from business combination		13,952
Disposals	(59,016)
Foreign currency translation	157,023	46,232	(142,697)
As of the end of period	925,349	592,126	465,679
Gross carrying amount | Fixture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	5,637,943	5,480,431	6,438,430
Additions		50,976	14,985
Transfers	397,628	85,490	20,801
Disposals	(13)
Foreign currency translation	1,570,831	21,046	(993,785)
As of the end of period	7,606,389	5,637,943	5,480,431
Gross carrying amount | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	9,987,811	9,054,701	10,233,501
Additions	656,043	604,307	556,693
Transfers	86,945		(598,561)
Disposals	(46,303)	(10,240)
Foreign currency translation	2,333,334	339,043	(1,136,932)
As of the end of period	13,017,830	9,987,811	9,054,701
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	41,486,215	34,698,618	34,530,114
Additions			3,261
Transfers	188,222	2,517,158	36,487
Additions from business combination		1,466,578
Disposals	(1,345,352)
Foreign currency translation	9,458,810	4,022,972	(4,772,065)
Revaluation	(9,128,766)	(1,219,111)	4,900,821
As of the end of period	40,659,129	41,486,215	34,698,618
Gross carrying amount | Buildings in progress
Disclosure of detailed information about property, plant and equipment [line items]
As of the beginning of period	1,995,265	1,270,539	668,614
Additions	1,418,935	1,030,847	752,339
Transfers	(681,033)	(438,492)	(57,288)
Disposals	(427,093)
Foreign currency translation	836,700	132,371	(93,126)
As of the end of period	$ 3,142,774	$ 1,995,265	$ 1,270,539